Document and Entity Information	Jul. 27, 2017
Prospectus:
Document Type	497
Document Period End Date	Jul. 27, 2017
Registrant Name	LORD ABBETT RESEARCH FUND INC
Central Index Key	0000887194
Amendment Flag	false
Document Creation Date	Jul. 27, 2017
Document Effective Date	Jul. 27, 2017
Prospectus Date	Apr. 01, 2017